COMMON STOCK (Tables)	12 Months Ended
Dec. 29, 2018
COMMON STOCK
Schedule of common stock issuances

	December 29, 2018
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	38	$35.58

Shares issued under the employee stock gift program	3	33.56
Shares issued under the director retainer stock program	101	17.17
Shares issued under the long term stock incentive plan	164	35.16
Shares issued under the executive stock match grants	94	32.94
Forfeitures	(14)	-
Total shares issued under stock grant programs	348	$29.37

Shares issued under the deferred compensation plans	167	$36.98

	December 30, 2017
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	24	$32.80

Shares issued under the employee stock gift program	3	31.92
Shares issued under the director retainer stock program	62	19.02
Shares issued under the long term stock incentive plan	240	31.81
Shares issued under the executive stock match grants	129	32.03
Forfeitures	(5)	-
Total shares issued under stock grant programs	429	$30.06

Shares issued under the deferred compensation plans	159	$32.16

Nonvested Restricted Shares Activity

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 26, 2015	623,748	13.66	5.2	2.53 years
Granted	350,892	23.96
Vested	(180,465)	15.66
Forfeited	(2,643)	21.45
Nonvested at December 31, 2016	791,532	19.32	4.8	1.51 years
Granted	388,248	32.03
Vested	(141,111)	12.71
Forfeited	(5,043)	30.14
Nonvested at December 30, 2017	1,033,626	24.24	7.1	1.31 years
Granted	247,068	36.52
Vested	(107,865)	18.11
Forfeited	(12,750)	24.19
Nonvested at December 29, 2018	1,160,079	$23.32	$7.6	1.12 years